UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5357

DWS Blue Chip Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Blue Chip Fund

	Shares	Value ($)

Common Stocks 98.1%
Consumer Discretionary 12.6%
Hotels Restaurants & Leisure 2.3%
Brinker International, Inc.	67,500	2,129,625
Darden Restaurants, Inc.	94,300	3,690,902
Starbucks Corp.*	213,500	7,459,690
YUM! Brands, Inc.	12,200	732,122

		14,012,339

Media 4.5%
McGraw-Hill Companies, Inc.	144,400	9,686,352
Omnicom Group, Inc.	49,200	5,175,840
The DIRECTV Group, Inc.*	350,300	8,543,817
Walt Disney Co.	119,800	4,213,366

		27,619,375
Multiline Retail 3.4%
Dollar Tree Stores, Inc.*	144,800	4,555,408
Federated Department Stores, Inc.	185,900	7,712,991
Kohl's Corp.*	37,900	2,687,489
Nordstrom, Inc.	103,300	5,754,843

		20,710,731
Specialty Retail 1.4%
Dick's Sporting Goods, Inc.*	44,500	2,291,305
Office Depot, Inc.*	165,600	6,191,784

		8,483,089
Textiles, Apparel & Luxury Goods 1.0%
Jones Apparel Group, Inc.	173,900	5,940,424
Consumer Staples 7.0%
Beverages 1.0%
Pepsi Bottling Group, Inc.	64,300	2,033,809
PepsiCo, Inc.	66,100	4,312,364

		6,346,173
Food & Staples Retailing 1.6%
Kroger Co.	299,500	7,667,200
Safeway, Inc.	64,500	2,323,935

		9,991,135
Food Products 2.0%
ConAgra Foods, Inc.	308,200	7,923,822
General Mills, Inc.	68,700	3,932,388

		11,856,210
Household Products 1.3%
Colgate-Palmolive Co.	111,000	7,581,300
Personal Products 0.4%
Estee Lauder Companies, Inc. "A"	54,200	2,574,500
Tobacco 0.7%
Altria Group, Inc.	46,300	4,046,157
Energy 9.7%
Energy Equipment & Services 2.4%
Patterson-UTI Energy, Inc. (a)	42,900	1,036,035
Superior Energy Services, Inc.*	22,700	688,264
Tidewater, Inc.	83,900	4,326,723
Todco*	123,900	4,290,657
Unit Corp.*	85,800	4,159,584

		14,501,263
Oil, Gas & Consumable Fuels 7.3%
Chevron Corp.	83,900	6,114,632
ConocoPhillips	15,300	1,016,073
Denbury Resources, Inc.*	29,600	819,920
Devon Energy Corp.	101,300	7,100,117
ExxonMobil Corp.	340,286	25,215,193

Tesoro Corp.	12,700	1,046,353
W&T Offshore, Inc.	39,900	1,225,728
XTO Energy, Inc.	43,401	2,190,448

		44,728,464
Financials 20.2%
Capital Markets 5.7%
Lehman Brothers Holdings, Inc.	67,700	5,567,648
Merrill Lynch & Co., Inc.	129,700	12,134,732
Morgan Stanley	65,300	5,406,187
The Goldman Sachs Group, Inc.	53,500	11,350,560

		34,459,127
Commercial Banks 2.7%
US Bancorp	99,400	3,538,640
Wells Fargo & Co.	357,500	12,841,400

		16,380,040
Diversified Financial Services 6.1%
Bank of America Corp.	342,700	18,019,166
Citigroup, Inc.	45,266	2,495,514
JPMorgan Chase & Co.	321,800	16,389,274

		36,903,954
Insurance 3.2%
Chubb Corp.	22,300	1,160,492
CNA Financial Corp.*	47,500	1,930,875
Loews Corp.	51,300	2,229,498
MetLife, Inc.	89,500	5,559,740
Philadelphia Consolidated Holding Corp.*	149,800	6,749,988
W.R. Berkley Corp.	62,718	2,075,339

		19,705,932
Real Estate Investment Trusts 2.1%
AvalonBay Communities, Inc. (REIT)	3,200	474,752
Boston Properties, Inc. (REIT)	4,500	567,405
Camden Property Trust (REIT)	2,100	164,640
Equity Residential (REIT)	37,600	2,116,128
Hospitality Properties Trust (REIT)	14,500	707,600
iStar Financial, Inc. (REIT)	4,900	245,735
Mack-Cali Realty Corp. (REIT)	2,800	155,792
ProLogis (REIT)	32,100	2,086,500
Public Storage, Inc. (REIT)	8,900	967,964
Rayonier, Inc. (REIT)	7,700	332,640
Regency Centers Corp. (REIT)	2,400	209,040
Simon Property Group, Inc. (REIT)	24,700	2,825,433
The Macerich Co. (REIT)	4,200	401,226
Vornado Realty Trust (REIT)	14,400	1,761,840

		13,016,695
Thrifts & Mortgage Finance 0.4%
Fannie Mae	39,500	2,232,935
Health Care 12.8%
Biotechnology 1.5%
Amgen, Inc.*	132,100	9,295,877
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	17,500	869,050
Becton, Dickinson & Co.	102,900	7,917,126

Hillenbrand Industries, Inc.	30,500	1,738,805
Kinetic Concepts, Inc.*	29,000	1,426,510

		11,951,491
Health Care Providers & Services 2.3%
Humana, Inc.*	103,700	5,755,350
Laboratory Corp. of America Holdings*	6,700	492,048
McKesson Corp.	141,000	7,860,750

		14,108,148
Life Sciences Tools & Services 0.0%
Applera Corp. - Applied Biosystems Group	8,400	291,984
Pharmaceuticals 7.0%
Abbott Laboratories	225,000	11,925,000
Merck & Co., Inc.	75,800	3,392,050
Mylan Laboratories, Inc.	285,300	6,316,542
Pfizer, Inc.	573,500	15,048,640
Schering-Plough Corp.	225,800	5,645,000

		42,327,232
Industrials 11.0%
Aerospace & Defense 5.1%
Boeing Co.	127,500	11,418,900
Lockheed Martin Corp.	100,500	9,767,595
Raytheon Co.	187,400	9,726,060

		30,912,555
Airlines 0.5%
Continental Airlines, Inc. "B"*	77,400	3,211,326
Commercial Services & Supplies 1.7%
Allied Waste Industries, Inc.*	72,600	928,554
Waste Management, Inc.	241,300	9,164,574

		10,093,128
Industrial Conglomerates 1.1%
General Electric Co.	193,000	6,957,650
Machinery 1.1%
Cummins, Inc.	32,400	4,359,744
PACCAR, Inc.	24,300	1,624,941
Toro Co.	12,600	646,002

		6,630,687
Road & Rail 1.5%
Laidlaw International, Inc.	34,200	1,016,082
Ryder System, Inc.	121,500	6,626,610
Swift Transportation Co., Inc.*	52,100	1,590,092

		9,232,784
Information Technology 12.3%
Communications Equipment 0.8%
Cisco Systems, Inc.*	13,100	348,329
Corning, Inc.*	217,900	4,541,036

		4,889,365
Computers & Peripherals 3.3%
Hewlett-Packard Co.	246,600	10,672,848
Lexmark International, Inc. "A"*	85,300	5,376,459
Western Digital Corp.*	207,100	4,059,160

		20,108,467

Electronic Equipment & Instruments 0.5%
Amphenol Corp. "A"	5,400	365,688
AVX Corp.	24,100	348,245
Tech Data Corp.*	57,400	2,131,836

		2,845,769
Internet Software & Services 1.3%
eBay, Inc.*	13,400	434,026
Google, Inc. "A"*	10,500	5,263,650
Yahoo!, Inc.*	75,700	2,143,067

		7,840,743
IT Services 0.8%
Acxiom Corp.	227,200	5,157,440
Semiconductors & Semiconductor Equipment 2.9%
Atmel Corp.*	537,600	3,214,848
MEMC Electronic Materials, Inc.*	92,000	4,820,800
National Semiconductor Corp.	233,600	5,403,168
Novellus Systems, Inc.*	129,100	3,980,153

		17,418,969
Software 2.7%
BEA Systems, Inc.*	321,900	3,969,027
BMC Software, Inc.*	6,100	209,779
Cadence Design Systems, Inc.*	165,000	3,118,500
FactSet Research Systems, Inc.	32,900	1,910,832
Microsoft Corp.	199,000	6,141,140
Symantec Corp.*	64,200	1,136,982

		16,486,260
Materials 4.7%
Chemicals 1.9%
Celanese Corp. "A"	139,100	3,651,375
Lyondell Chemical Co. (a)	232,000	7,335,840
Praxair, Inc.	11,500	725,190

		11,712,405
Metals & Mining 2.5%
Carpenter Technology Corp.	42,400	4,965,040
Southern Copper Corp. (a)	83,800	5,237,500
United States Steel Corp.	62,200	5,193,078

		15,395,618
Paper & Forest Products 0.3%
International Paper Co.	48,000	1,617,600
Telecommunication Services 4.7%
Diversified Telecommunication Services 4.6%
AT&T, Inc.	389,400	14,653,122
Verizon Communications, Inc.	339,800	13,089,096

		27,742,218
Wireless Telecommunication Services 0.1%
United States Cellular Corp.*	8,500	612,850
Utilities 3.1%
Electric Utilities 2.8%
Duke Energy Corp.	172,500	3,396,525
Entergy Corp.	15,400	1,429,890
Exelon Corp.	87,300	5,237,127

FirstEnergy Corp.				113,900	6,757,687

					16,821,229
Independent Power Producers & Energy Traders 0.0%
AES Corp.*				14,000	291,060
Multi-Utilities 0.3%
Sempra Energy				28,100	1,612,378

Total Common Stocks (Cost $513,259,841)					596,655,076
				Principal Amount ($)	Value ($)

US Treasury Obligations 0.1%
US Treasury Bill, 4.97%**, 4/19/2007 (b) (Cost $628,997)				637,000	630,215
				Shares	Value ($)

Securities Lending Collateral 1.7%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $10,251,180)				10,251,180	10,251,180
Cash Equivalents 1.8%
Cash Management QP Trust, 5.31% (e) (Cost $10,648,985)				10,648,985	10,648,985
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 534,789,003)				101.7	618,185,456
Other Assets and Liabilities, Net				(1.7)	(10,140,078)

Net Assets				100.0	608,045,378

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $9,913,844 which is 1.6% of net assets.
(b)				At January 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
(e)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

At January 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	3/15/2007	30	10,646,344	10,822,500	176,156

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007